Property, plant and equipment - Summary of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about property, plant and equipment [Line Items]
Total land and buildings	£ 335	£ 387
Freehold
Disclosure of detailed information about property, plant and equipment [Line Items]
Total land and buildings	105	158
Leasehold
Disclosure of detailed information about property, plant and equipment [Line Items]
Total land and buildings	£ 230	£ 229